UNSECURED DEBT AND RELATED DERIVATIVES - Cross Currency Interest Rate Swaps (Details) € in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CAD ($)	Feb. 03, 2022 CAD ($)
Unsecured debentures and term loans, net
Notional amount	$ 3,074,685,000			$ 2,991,651,000
Fair value liabilities	(8,429,000)
Fair value assets	100,813,000			138,388,000
Non-current	100,200,000			151,855,000
Current	9,042,000			0
Financial assets at fair value	109,242,000			151,855,000
Non-current	8,429,000			6,391,000
Current	0			7,076,000
Financial liabilities at fair value	8,429,000			13,467,000
2023 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount	$ 400,000,000		€ 281,100
Interest payment rate	2.43%	2.43%	2.43%
Interest receipt rate	3.873%	3.873%	3.873%
Fair value liabilities				(7,076,000)
2024 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount		$ 185,000,000	€ 168,200
Interest payment rate	0.522%	0.522%	0.522%
Fair value assets	$ 9,042,000			24,891,000
2025 Interest Rate Swap
Unsecured debentures and term loans, net
Interest payment rate	5.016%	5.016%	5.016%
Fair value assets	$ 4,847,000			5,244,000
September 2026 Interest Rate Swap
Unsecured debentures and term loans, net
Interest payment rate	4.333%	4.333%	4.333%
Fair value liabilities	$ (2,105,000)
December 2026 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount	$ 300,000,000		€ 205,500
Interest payment rate	1.355%	1.355%	1.355%
Fair value assets	$ 24,223,000			39,264,000
2027 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount	$ 500,000,000	$ 370,300,000
Interest payment rate	2.964%	2.964%	2.964%
Interest receipt rate	3.062%	3.062%	3.062%
Fair value assets	$ 18,402,000			8,123,000
Cross Currency Interest Rate Swap 2028 (1)
Unsecured debentures and term loans, net
Notional amount	$ 150,000,000	$ 119,100,000			$ 500,000,000
Interest payment rate	2.096%	2.096%	2.096%
Interest receipt rate	2.194%	2.194%	2.194%
Fair value liabilities	$ (3,067,000)			(6,391,000)
Debt instrument, termination amount					350,000,000
Payment for settlement of derivative financial liabilities					6,600,000
Cross Currency Interest Rate Swap 2028 (2)
Unsecured debentures and term loans, net
Notional amount	$ 350,000,000		€ 242,100		$ 350,000,000
Interest payment rate	0.536%	0.536%	0.536%
Interest receipt rate	2.194%	2.194%	2.194%
Fair value assets	$ 8,998,000			19,450,000
2029 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount	$ 400,000,000		€ 277,700
Interest payment rate	4.958%	4.958%	4.958%
Interest receipt rate	6.103%	6.103%	6.103%
Fair value liabilities	$ (3,257,000)
All-in interest payment rate	4.929%	4.929%	4.929%
2030 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount	$ 500,000,000		€ 319,400
Interest payment rate	1.045%	1.045%	1.045%
Interest receipt rate	2.378%	2.378%	2.378%
Fair value assets	$ 43,730,000			$ 54,883,000